Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	37,208,759	22,338,888	24,046,001	8,500
Common Stock, shares outstanding	37,208,759	22,338,888	24,046,001